POWERSHARES INDIA EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED APRIL 4, 2014 TO THE

PROSPECTUS DATED FEBRUARY 28, 2014 OF:

PowerShares India Portfolio

Effective April 5, 2014, Joshua Betts no longer is a Portfolio Manager of the PowerShares India Portfolio. Accordingly, on that date, all information and references related to him are hereby removed from the Prospectus.

Please Retain This Supplement For Future Reference.

P-PIN-PRO-1 SUP-1 040414

POWERSHARES INDIA EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED APRIL 4, 2014 TO THE

STATEMENT OF ADDITIONAL INFORMATION DATED FEBRUARY 28, 2014

Effective April 5, 2014, Joshua Betts no longer is a Portfolio Manager of the PowerShares India Portfolio. Accordingly, on that date, all information and references related to him are hereby removed from the Statement of Additional Information.

Please Retain This Supplement For Future Reference.

P-PS-SAI SUP-1 040414